COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial instruments with off-balance sheet risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2012	2011
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$144,890	$139,183
Standby letters of credit	4,568	11,188

Analysis of vehicle service contract counterparty receivable
An analysis of our vehicle service contract counterparty receivable, net follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year, net of reserve	$29,298	$37,270	$5,419
Transfers in from payment plan receivables	1,469	8,874	77,457
Reserves established and charge-offs recorded to expense	(1,629)	(11,048)	(18,633)
Transferred to (from) contingency reserves	(108)	(1,015)	(11,110)
Cash received	(7,413)	(1,613)	(15,863)
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	(3,168)	(3,170)	-
Balance at end of year, net of reserve	$18,449	$29,298	$37,270

Reserve at end of year	$2,000	$32,450	$24,600

Analysis of vehicle service contract counterparty reserve
An analysis of our vehicle service contract counterparty reserve follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$32,570	$25,735	$22,100
Additions charged to expense	1,629	11,048	18,633
Charge-offs	(32,187)	(4,213)	(14,998)
Balance at end of year	$2,012	$32,570	$25,735

Reserves recorded in VSC counterparty receivables, net	$2,000	$32,450	$24,600
Reserves recorded in other liabilities	12	120	1,135
Total at end of year	$2,012	$32,570	$25,735